UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06650

Lord abbett research fund, inc.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2016

Item 1:	Report(s) to Shareholders.

2016 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Calibrated Dividend Growth Fund

Growth Opportunities Fund

Small Cap Value Fund

For the six-month period ended May 31, 2016

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

9	Calibrated Dividend Growth Fund

12	Growth Opportunities Fund

16	Small Cap Value Fund

19	Statements of Assets and Liabilities

21	Statements of Operations

22	Statements of Changes in Net Assets

24	Financial Highlights

36	Notes to Financial Statements

50	Supplemental Information to Shareholders

Lord Abbett Research Fund

Lord Abbett Calibrated Dividend Growth Fund,

Lord Abbett Growth Opportunities Fund, and

Lord Abbett Small Cap Value Fund

Semiannual Report

For the six-month period ended May 31, 2016

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Funds for the six-month period ended May 31, 2016. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 through May 31, 2016).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/15 – 5/31/16” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Calibrated Dividend Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/15	5/31/16	12/1/15 – 5/31/16
Class A
Actual	$1,000.00	$1,076.70	$4.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.75	$4.29
Class B
Actual	$1,000.00	$1,073.20	$8.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.00	$8.07
Class C
Actual	$1,000.00	$1,072.90	$8.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.00	$8.07
Class F
Actual	$1,000.00	$1,077.60	$3.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.50	$3.54
Class I
Actual	$1,000.00	$1,078.90	$3.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.00	$3.03
Class P
Actual	$1,000.00	$1,076.10	$5.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.75	$5.30
Class R2
Actual	$1,000.00	$1,075.10	$6.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.00	$6.06
Class R3
Actual	$1,000.00	$1,075.80	$5.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.60	$5.45
Class R4
Actual	$1,000.00	$1,077.40	$4.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.05	$3.99
Class R5
Actual	$1,000.00	$1,078.20	$3.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.05	$2.98
Class R6*
Actual	$1,000.00	$1,079.00	$2.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.65	$2.38

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.85% for Class A, 1.60% for Classes B and C, 0.70% for Class F, 0.60% for Class I, 1.05% for Class P, 1.20% for Class R2, 1.08% for Class R3, 0.79% for Class R4, 0.59% for Class R5 and 0.47% for Class R6) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).
*	The annualized expenses for Class R6 have been updated to 0.50%. Had the updated expense ratio been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class R6	$2.60	$2.53

Portfolio Holdings Presented by Sector

May 31, 2016

Sector*	%**
Consumer Discretionary	10.29%
Consumer Staples	19.16%
Energy	7.08%
Financials	6.67%
Health Care	10.08%
Industrials	18.28%
Information Technology	11.43%
Materials	5.64%
Telecommunication Services	4.02%
Utilities	6.80%
Repurchase Agreement	0.55%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Growth Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/15	5/31/16	12/1/15 – 5/31/16
Class A
Actual	$1,000.00	$993.70	$6.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.50	$6.56
Class B
Actual	$1,000.00	$989.40	$10.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.80	$10.28
Class C
Actual	$1,000.00	$990.10	$10.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.80	$10.28
Class F
Actual	$1,000.00	$994.40	$5.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.25	$5.81
Class I
Actual	$1,000.00	$994.80	$5.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.75	$5.30
Class P
Actual	$1,000.00	$992.50	$7.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.50	$7.57
Class R2
Actual	$1,000.00	$991.90	$8.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.75	$8.32
Class R3
Actual	$1,000.00	$992.00	$7.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.30	$7.77
Class R4
Actual	$1,000.00	$993.70	$6.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$6.51
Class R5
Actual	$1,000.00	$994.80	$4.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.00	$5.05
Class R6
Actual	$1,000.00	$995.70	$4.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.70	$4.34

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.30% for Class A, 2.04% for Classes B and C, 1.15% for Class F, 1.05% for Class I, 1.50% for Class P, 1.65% for Class R2, 1.54% for Class R3, 1.29% for Class R4, 1.00% for Class R5 and 0.86% for Class R6) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2016

Sector*	%**
Consumer Discretionary	21.61%
Consumer Staples	7.81%
Financials	6.14%
Health Care	18.18%
Industrials	16.27%
Information Technology	22.58%
Materials	7.18%
Repurchase Agreement	0.23%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Small Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/15	5/31/16	12/1/15 – 5/31/16
Class A
Actual	$1,000.00	$1,000.10	$6.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.21
Class B
Actual	$1,000.00	$996.30	$9.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.05	$10.02
Class C
Actual	$1,000.00	$996.30	$9.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.10	$9.97
Class F
Actual	$1,000.00	$1,001.00	$5.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.60	$5.45
Class I
Actual	$1,000.00	$1,001.30	$4.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.10	$4.95
Class P
Actual	$1,000.00	$998.70	$7.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.21
Class R2
Actual	$1,000.00	$998.70	$7.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.05	$8.02
Class R3
Actual	$1,000.00	$999.20	$7.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.75	$7.31
Class R4
Actual	$1,000.00	$1,000.10	$5.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.15	$5.91
Class R5
Actual	$1,000.00	$1,001.30	$4.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.25	$4.80
Class R6
Actual	$1,000.00	$1,002.10	$4.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.80	$4.24

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.23% for Class A, 1.99% for Class B, 1.98% for Class C, 1.08% for Class F, 0.98% for Class I, 1.43% for Class P, 1.59% for Class R2, 1.45% for Class R3, 1.17% for Class R4, 0.95% for Class R5 and 0.84% for Class R6) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2016

Sector*	%**
Consumer Discretionary	7.54%
Consumer Staples	4.95%
Energy	4.93%
Financials	25.31%
Health Care	9.31%
Industrials	16.05%
Information Technology	18.38%
Materials	7.96%
Telecommunication Services	1.01%
Utilities	4.56%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

CALIBRATED DIVIDEND GROWTH FUND May 31, 2016

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 99.28%

Aerospace & Defense 5.90%
General Dynamics Corp.	161,800	$22,954
Lockheed Martin Corp.	134,961	31,882
Northrop Grumman Corp.	101,400	21,565
Raytheon Co.	97,900	12,695
United Technologies Corp.	298,300	30,003
Total		119,099

Air Freight & Logistics 1.92%
FedEx Corp.	234,435	38,675

Auto Components 0.49%
Johnson Controls, Inc.	224,700	9,920

Beverages 3.29%
Coca-Cola Co. (The)	750,379	33,467
PepsiCo, Inc.	326,302	33,012
Total		66,479

Biotechnology 2.06%
AbbVie, Inc.	660,907	41,591

Building Products 1.16%
A.O. Smith Corp.	283,600	23,340

Capital Markets 1.91%
Ameriprise Financial, Inc.	172,900	17,579
SEI Investments Co.	162,700	8,369
T. Rowe Price Group, Inc.	164,100	12,646
Total		38,594

Chemicals 5.64%
Air Products & Chemicals, Inc.	118,400	16,889
Albemarle Corp.	93,900	7,371
Ecolab, Inc.	48,100	5,639
International Flavors & Fragrances, Inc.	126,500	16,319
Monsanto Co.	360,749	40,573
PPG Industries, Inc.	204,186	21,987
Sherwin-Williams Co. (The)	17,050	4,963
Total		113,741
		Fair
		Value
Investments	Shares	(000)
Distributors 0.30%
Genuine Parts Co.	63,100	$6,116

Diversified Telecommunication Services 4.02%
AT&T, Inc.	906,564	35,492
Verizon Communications, Inc.	894,800	45,545
Total		81,037

Electric: Utilities 2.95%
Edison International	202,900	14,534
NextEra Energy, Inc.	281,467	33,810
Westar Energy, Inc.	126,100	7,103
Xcel Energy, Inc.	98,700	4,083
Total		59,530

Electrical Equipment 1.48%
Emerson Electric Co.	574,188	29,869

Energy Equipment & Services 0.39%
Helmerich & Payne, Inc.	129,108	7,895

Food & Staples Retailing 7.92%
Casey’s General Stores, Inc.	41,300	4,965
Costco Wholesale Corp.	163,700	24,354
CVS Health Corp.	420,800	40,586
Sysco Corp.	146,900	7,067
Wal-Mart Stores, Inc.	436,070	30,865
Walgreens Boots Alliance, Inc.	672,419	52,045
Total		159,882

Food Products 1.27%
General Mills, Inc.	179,300	11,257
Hormel Foods Corp.	242,700	8,351
JM Smucker Co. (The)	46,900	6,057
Total		25,665

Gas Utilities 1.52%
Atmos Energy Corp.	284,000	20,704
UGI Corp.	233,650	10,028
Total		30,732

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

CALIBRATED DIVIDEND GROWTH FUND May 31, 2016

		Fair
		Value
Investments	Shares	(000)
Health Care Equipment & Supplies 4.36%
Becton, Dickinson & Co.	122,100	$20,323
C.R. Bard, Inc.	109,897	24,072
Medtronic plc (Ireland)(a)	418,003	33,641
West Pharmaceutical Services, Inc.	133,600	10,031
Total		88,067

Health Care Providers & Services 1.81%
AmerisourceBergen Corp.	133,500	10,010
Cardinal Health, Inc.	336,552	26,571
Total		36,581

Hotels, Restaurants & Leisure 3.16%
McDonald’s Corp.	522,926	63,828

Household Products 4.30%
Church & Dwight Co., Inc.	51,300	5,052
Kimberly-Clark Corp.	393,415	49,980
Procter & Gamble Co. (The)	392,600	31,816
Total		86,848

Industrial Conglomerates 2.60%
3M Co.	311,617	52,451

Information Technology Services 5.27%
Accenture plc Class A (Ireland)(a)	459,700	54,690
Automatic Data Processing, Inc.	143,200	12,579
International Business Machines Corp.	254,700	39,158
Total		106,427

Insurance 4.74%
Aflac, Inc.	221,265	15,369
American Financial Group, Inc.	28,200	2,067
Assurant, Inc.	48,700	4,256
Chubb Ltd. (Switzerland)(a)	444,321	56,255
Hanover Insurance Group, Inc. (The)	84,800	7,350
Old Republic International Corp.	544,300	10,429
Total		95,726
		Fair
		Value
Investments	Shares	(000)
Leisure Products 1.31%
Hasbro, Inc.	302,032	$26,364

Machinery 3.40%
Graco, Inc.	157,300	12,626
Illinois Tool Works, Inc.	157,900	16,742
Nordson Corp.	61,600	5,358
Stanley Black & Decker, Inc.	201,600	22,817
Toro Co. (The)	123,700	11,048
Total		68,591

Multi-Line Retail 0.33%
Target Corp.	98,100	6,747

Multi-Utilities 2.31%
Consolidated Edison, Inc.	251,700	18,440
SCANA Corp.	345,751	24,171
WEC Energy Group, Inc.	67,700	4,071
Total		46,682

Oil, Gas & Consumable Fuels 6.68%
Chevron Corp.	713,062	72,019
EOG Resources, Inc.	146,534	11,922
Exxon Mobil Corp.	89,100	7,932
Occidental Petroleum Corp.	362,097	27,316
ONEOK, Inc.	362,700	15,687
Total		134,876

Pharmaceuticals 1.83%
Johnson & Johnson	327,923	36,954

Professional Services 0.71%
Robert Half International, Inc.	342,700	14,253

Road & Rail 1.10%
Norfolk Southern Corp.	262,800	22,091

Semiconductors & Semiconductor Equipment 4.72%
Microchip Technology, Inc.	704,567	36,412
QUALCOMM, Inc.	790,326	43,405
Texas Instruments, Inc.	254,900	15,447
Total		95,264

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CALIBRATED DIVIDEND GROWTH FUND May 31, 2016

		Fair
		Value
Investments	Shares	(000)
Software 1.42%
Microsoft Corp.	541,100	$28,678

Specialty Retail 3.48%
Lowe’s Cos., Inc.	625,275	50,103
TJX Cos., Inc. (The)	265,600	20,218
Total		70,321

Textiles, Apparel & Luxury Goods 1.19%
NIKE, Inc. Class B	435,000	24,021

Tobacco 2.34%
Altria Group, Inc.	147,415	9,381
Reynolds American, Inc.	760,800	37,812
Total		47,193
Total Common Stocks (cost $1,861,679,252)		2,004,128
	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.55%

Repurchase Agreement
Repurchase Agreement dated 5/31/2016, 0.03% due 6/1/2016 with Fixed Income Clearing Corp. collateralized by $11,280,000 of Federal Home Loan Mortgage Corp. at 1.25% due 6/29/2018; value: $11,308,200; proceeds: $11,081,844 (cost $11,081,835)	$11,082	$11,082
Total Investments in Securities 99.83% (cost $1,872,761,087)		2,015,210
Other Assets in Excess of Liabilities(b) 0.17%		3,473
Net Assets 100.00%		$2,018,683

(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at May 31, 2016:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
E-Mini S&P 500 Index	June 2016	80	Long	$8,379,600	$123,596

The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$2,004,128	$–	$–	$2,004,128
Repurchase Agreement	–	11,082	–	11,082
Total	$2,004,128	$11,082	$–	$2,015,210

Other Financial Instruments
Futures Contracts
Assets	$124	$–	$–	$124
Liabilities	–	–	–	–
Total	$124	$–	$–	$124

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2016.

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)

GROWTH OPPORTUNITIES FUND May 31, 2016

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 100.03%

Aerospace & Defense 0.78%
TransDigm Group, Inc.*	17,931	$4,726

Airlines 1.07%
Southwest Airlines Co.	151,555	6,438

Auto Components 1.13%
Delphi Automotive plc (United Kingdom)(a)	100,519	6,831

Beverages 2.85%
Brown-Forman Corp. Class B	34,732	3,406
Dr. Pepper Snapple Group, Inc.	64,257	5,873
Monster Beverage Corp.*	52,559	7,884
Total		17,163

Biotechnology 2.85%
Alkermes plc (Ireland)*(a)	59,170	2,746
BioMarin Pharmaceutical, Inc.*	54,598	4,895
Incyte Corp.*	38,565	3,255
Medivation, Inc.*	103,279	6,244
Total		17,140

Building Products 2.44%
A.O. Smith Corp.	50,213	4,133
Fortune Brands Home & Security, Inc.	122,689	7,198
Lennox International, Inc.	24,471	3,361
Total		14,692

Chemicals 5.30%
Axalta Coating Systems Ltd.*	118,712	3,342
FMC Corp.	110,910	5,267
International Flavors & Fragrances, Inc.	56,346	7,269
RPM International, Inc.	147,306	7,393
Sherwin-Williams Co. (The)	29,690	8,642
Total		31,913
		Fair
		Value
Investments	Shares	(000)
Commercial Services & Supplies 1.31%
Stericycle, Inc.*	40,821	$4,000
Waste Connections, Inc.	59,601	3,902
Total		7,902

Construction Materials 1.11%
Vulcan Materials Co.	57,317	6,692

Containers & Packaging 0.79%
Owens-Illinois, Inc.*	252,579	4,774

Distributors 1.24%
LKQ Corp.*	225,203	7,447

Diversified Financial Services 4.67%
Intercontinental Exchange, Inc.	47,913	12,990
Moody’s Corp.	89,700	8,848
MSCI, Inc.	79,143	6,315
Total		28,153

Electrical Equipment 2.02%
AMETEK, Inc.	126,397	6,044
Rockwell Automation, Inc.	53,026	6,154
Total		12,198

Electronic Equipment, Instruments & Components 1.18%
Amphenol Corp. Class A	120,705	7,088

Food Products 4.16%
Hershey Co. (The)	54,774	5,086
Kellogg Co.	52,798	3,927
McCormick & Co., Inc.	49,269	4,782
Mead Johnson Nutrition Co.	50,560	4,160
WhiteWave Foods Co. (The)*	159,148	7,106
Total		25,061

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES FUND May 31, 2016

		Fair
		Value
Investments	Shares	(000)
Health Care Equipment & Supplies 7.26%
Align Technology, Inc.*	80,410	$6,339
C.R. Bard, Inc.	28,710	6,289
Cooper Cos., Inc. (The)	41,960	6,832
DENTSPLY SIRONA, Inc.	95,739	5,951
IDEXX Laboratories, Inc.*	84,356	7,387
Intuitive Surgical, Inc.*	10,180	6,461
NuVasive, Inc.*	82,733	4,498
Total		43,757

Health Care Providers & Services 3.89%
Acadia Healthcare Co., Inc.*	72,436	4,264
Centene Corp.*	122,275	7,624
Diplomat Pharmacy, Inc.*	81,384	2,652
Henry Schein, Inc.*	31,563	5,483
Universal Health Services, Inc. Class B	25,077	3,382
Total		23,405

Hotels, Restaurants & Leisure 5.28%
Chipotle Mexican Grill, Inc.*	16,628	7,349
Hilton Worldwide Holdings, Inc.	337,642	7,016
Norwegian Cruise Line Holdings Ltd.*	149,436	6,935
Panera Bread Co. Class A*	26,788	5,871
Wynn Resorts Ltd.	48,003	4,617
Total		31,788

Household Durables 0.88%
Mohawk Industries, Inc.*	26,906	5,292

Household Products 0.83%
Church & Dwight Co., Inc.	50,500	4,973

Industrial Conglomerates 1.13%
Roper Technologies, Inc.	39,895	6,825
		Fair
		Value
Investments	Shares	(000)
Information Technology Services 5.22%
Alliance Data Systems Corp.*	26,536	$5,896
Booz Allen Hamilton Holding Corp.	116,862	3,420
Fiserv, Inc.*	83,669	8,813
Sabre Corp.	224,805	6,333
Vantiv, Inc. Class A*	130,307	7,007
Total		31,469

Internet & Catalog Retail 0.56%
Expedia, Inc.	30,420	3,384

Internet Software & Services 2.33%
Akamai Technologies, Inc.*	110,918	6,054
CoStar Group, Inc.*	38,737	8,003
Total		14,057

Leisure Products 0.92%
Hasbro, Inc.	63,396	5,534

Life Sciences Tools & Services 2.50%
Agilent Technologies, Inc.	144,557	6,634
Mettler-Toledo International, Inc.*	22,382	8,400
Total		15,034

Machinery 4.45%
IDEX Corp.	85,190	7,100
Ingersoll-Rand plc	97,742	6,530
Middleby Corp. (The)*	51,780	6,431
Wabtec Corp.	87,580	6,777
Total		26,838

Multi-Line Retail 4.10%
Dollar General Corp.	161,466	14,516
Dollar Tree, Inc.*	112,790	10,212
Total		24,728

Pharmaceuticals 1.74%
Zoetis, Inc.	220,992	10,479

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES FUND May 31, 2016

		Fair
		Value
Investments	Shares	(000)
Real Estate Management & Development 1.49%
CBRE Group, Inc. Class A*	299,846	$8,950

Road & Rail 1.13%
J.B. Hunt Transport Services, Inc.	82,110	6,792

Semiconductors & Semiconductor Equipment 5.32%
Applied Materials, Inc.	310,501	7,582
Cavium, Inc.*	72,504	3,607
Microchip Technology, Inc.	150,241	7,764
Microsemi Corp.*	49,449	1,673
NXP Semiconductors NV (Netherlands)*(a)	67,092	6,340
Skyworks Solutions, Inc.	76,408	5,101
Total		32,067

Software 8.58%
Activision Blizzard, Inc.	214,951	8,439
Electronic Arts, Inc.*	72,010	5,527
FireEye, Inc.*	213,326	3,396
Fortinet, Inc.*	119,733	4,096
Red Hat, Inc.*	116,571	9,029
ServiceNow, Inc.*	153,121	10,968
Splunk, Inc.*	100,360	5,766
Workday, Inc. Class A*	59,324	4,499
Total		51,720

Specialty Retail 7.56%
Advance Auto Parts, Inc.	23,813	3,663
AutoZone, Inc.*	12,079	9,206
L Brands, Inc.	64,999	4,456
Michaels Cos, Inc. (The)*	237,458	6,960
Tiffany & Co.	28,481	1,765
Tractor Supply Co.	94,744	9,105
Ulta Salon, Cosmetics & Fragrance, Inc.*	44,646	10,403
Total		45,558
		Fair
		Value
Investments	Shares	(000)
Trading Companies & Distributors 1.96%
HD Supply Holdings, Inc.*	207,802	$7,336
United Rentals, Inc.*	64,579	4,499
Total		11,835
Total Common Stocks (cost $511,593,569)		602,703

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 0.23%

Repurchase Agreement
Repurchase Agreement dated 5/31/2016, 0.03% due 6/1/2016 with Fixed Income Clearing Corp. collateralized by $1,415,000 of U.S. Treasury Note at 1.75% due 4/30/2022; value: $1,430,919; proceeds: $1,401,681 (cost $1,401,681)	$1,402	1,402
Total Investments in Securities 100.26% (cost $512,995,250)		604,105
Liabilities in Excess of Other Assets (0.26)%		(1,596)
Net Assets 100.00%		$602,509

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

GROWTH OPPORTUNITIES FUND May 31, 2016

The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$602,703	$–	$–	$602,703
Repurchase Agreement	–	1,402	–	1,402
Total	$602,703	$1,402	$–	$604,105

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2016.

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)

SMALL CAP VALUE FUND May 31, 2016

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 99.66%

Aerospace & Defense 2.86%
Hexcel Corp.	455,800	$19,905
Teledyne Technologies, Inc.*	137,269	13,470
Total		33,375

Banks 13.15%
Columbia Banking System, Inc.	234,554	7,147
First Merchants Corp.	867,286	22,471
PrivateBancorp, Inc.	763,400	33,857
Renasant Corp.	727,501	25,033
South State Corp.	395,024	28,635
Talmer Bancorp, Inc. Class A	795,946	15,871
Western Alliance Bancorp*	541,925	20,431
Total		153,445

Beverages 0.98%
Cott Corp. (Canada)(a)	788,480	11,417

Building Products 4.52%
Advanced Drainage Systems, Inc.	451,063	10,965
Gibraltar Industries, Inc.*	631,383	18,866
Patrick Industries, Inc.*	428,022	22,869
Total		52,700

Chemicals 2.67%
Minerals Technologies, Inc.	275,645	15,877
PolyOne Corp.	408,100	15,292
Total		31,169

Communications Equipment 1.59%
ARRIS International plc*	510,832	12,311
Plantronics, Inc.	140,564	6,258
Total		18,569

Construction & Engineering 5.46%
AECOM*	849,493	27,277
EMCOR Group, Inc.	386,300	18,369
Primoris Services Corp.	838,000	18,034
Total		63,680
		Fair
		Value
Investments	Shares	(000)
Containers & Packaging 3.65%
AptarGroup, Inc.	247,800	$19,145
Berry Plastics Group, Inc.*	434,100	17,003
Multi Packaging Solutions International Ltd.*	406,999	6,439
Total		42,587

Diversified Telecommunication Services 1.00%
Cogent Communications Holdings, Inc.	294,484	11,726

Electric: Utilities 2.53%
IDACORP, Inc.	403,500	29,540

Electronic Equipment, Instruments & Components 4.97%
Cognex Corp.	347,047	14,947
Littelfuse, Inc.	235,975	27,026
Orbotech Ltd. (Israel)*(a)	575,243	16,044
Total		58,017

Food & Staples Retailing 0.98%
Casey’s General Stores, Inc.	94,700	11,384

Food Products 2.28%
Flowers Foods, Inc.	328,506	6,160
Pinnacle Foods, Inc.	485,100	20,437
Total		26,597

Health Care Equipment & Supplies 5.66%
Alere, Inc.*	195,498	8,397
CONMED Corp.	278,797	11,102
STERIS plc (United Kingdom)(a)	382,855	26,581
West Pharmaceutical Services, Inc.	265,500	19,934
Total		66,014

Health Care Providers & Services 3.63%
ExamWorks Group, Inc.*	449,684	15,699
HealthSouth Corp.	660,200	26,619
Total		42,318

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SMALL CAP VALUE FUND May 31, 2016

		Fair
		Value
Investments	Shares	(000)
Hotels, Restaurants & Leisure 3.55%
Cheesecake Factory, Inc. (The)	270,500	$13,490
Denny’s Corp.*	1,548,000	16,610
El Pollo Loco Holdings, Inc.*	1,013,497	11,280
Total		41,380

Household Durables 1.05%
Ethan Allen Interiors, Inc.	361,899	12,221

Household Products 0.70%
WD-40 Co.	73,522	8,188

Information Technology Services 6.77%
Acxiom Corp.*	776,771	16,452
Booz Allen Hamilton Holding Corp.	580,161	16,981
Cardtronics, Inc.*	374,100	14,698
Jack Henry & Associates, Inc.	179,210	15,131
MAXIMUS, Inc.	272,587	15,715
Total		78,977

Insurance 1.96%
RenaissanceRe Holdings Ltd.	197,700	22,836

Machinery 1.32%
Barnes Group, Inc.	313,710	10,475
EnPro Industries, Inc.	97,919	4,952
Total		15,427

Media 2.13%
AMC Networks, Inc. Class A*	196,853	12,587
John Wiley & Sons, Inc. Class A	228,544	12,314
Total		24,901

Metals & Mining 1.61%
Reliance Steel & Aluminum Co.	252,607	18,781

Multi-Utilities 2.01%
Black Hills Corp.	387,851	23,481
		Fair
		Value
Investments	Shares	(000)
Oil, Gas & Consumable Fuels 4.92%
Carrizo Oil & Gas, Inc.*	466,242	$17,950
Parsley Energy, Inc. Class A*	786,600	20,507
Rice Energy, Inc.*	934,617	18,926
Total		57,383

Professional Services 0.74%
ICF International, Inc.*	211,858	8,640

Real Estate Investment Trusts 8.23%
CoreSite Realty Corp.	299,000	22,679
First Industrial Realty Trust, Inc.	1,122,730	27,799
Physicians Realty Trust	1,167,878	22,178
Retail Opportunity Investments Corp.	1,158,800	23,431
Total		96,087

Real Estate Management & Development 0.66%
Marcus & Millichap, Inc.*	304,996	7,753

Semiconductors & Semiconductor Equipment 3.05%
Cypress Semiconductor Corp.	1,524,364	16,204
Synaptics, Inc.*	285,985	19,398
Total		35,602

Technology Hardware, Storage & Peripherals 1.93%
Electronics for
Imaging, Inc.*	514,915	22,569

Textiles, Apparel & Luxury Goods 0.78%
Steven Madden Ltd.*	267,012	9,161

Thrifts & Mortgage Finance 1.22%
Essent Group Ltd.*	649,600	14,200

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(concluded)

SMALL CAP VALUE FUND May 31, 2016

		Fair
		Value
Investments	Shares	(000)
Trading Companies & Distributors 1.10%
MSC Industrial Direct Co., Inc. Class A	170,858	$12,806
Total Investments in Common Stocks 99.66% (cost $880,982,827)		1,162,931
Other Assets in Excess of Liabilities 0.34%		3,996
Net Assets 100.00%		$1,166,927

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars

The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$1,162,931	$–	$–	$1,162,931
Total	$1,162,931	$–	$–	$1,162,931

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2016.

18	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

May 31, 2016

	Calibrated	Growth
	Dividend	Opportunities	Small Cap
	Growth Fund	Fund	Value Fund
ASSETS:

Investments in securities, at cost	$1,872,761,087	$512,995,250	$880,982,827
Investments in securities, at fair value	$2,015,210,281	$604,105,398	$1,162,930,957
Deposits with brokers for futures collateral	323,400	–	–
Receivables:
Interest and dividends	5,023,000	403,107	608,905
Capital shares sold	5,248,060	460,292	25,011,713
Investment securities sold	3,188,098	–	12,763,195
From advisor (See Note 3)	343,142	–	–
Prepaid expenses and other assets	110,081	80,880	84,741
Total assets	2,029,446,062	605,049,677	1,201,399,511
LIABILITIES:

Payables:
Investment securities purchased	5,395,182	893,560	1,515,048
Capital shares reacquired	2,973,624	761,270	26,681,749
Management fee	1,051,655	373,955	734,885
12b-1 distribution plan	559,944	154,724	156,558
Directors’ fees	300,940	101,604	429,270
Fund administration	67,295	19,944	39,194
Variation margin	10,002	–	–
To affiliate (See Note 3)	–	11,782	50,601
To bank	–	–	4,498,702
Accrued expenses	403,928	223,784	368,557
Total liabilities	10,762,570	2,540,623	34,474,564
NET ASSETS	$2,018,683,492	$602,509,054	$1,166,924,947
COMPOSITION OF NET ASSETS:

Paid-in capital	$1,848,512,309	$532,839,778	$818,124,921
Undistributed (distributions in excess of) net investment income	5,547,930	(1,602,412)	(840,339)
Accumulated net realized gain (loss) on investments and futures contracts	22,050,463	(19,838,460)	67,692,235
Net unrealized appreciation on investments and futures contracts	142,572,790	91,110,148	281,948,130
Net Assets	$2,018,683,492	$602,509,054	$1,166,924,947

See Notes to Financial Statements.	19

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2016

	Calibrated	Growth
	Dividend	Opportunities	Small Cap
	Growth Fund	Fund	Value Fund

Net assets by class:
Class A Shares	$1,571,982,176	$390,742,468	$389,775,993
Class B Shares	$16,297,858	$4,455,920	$1,182,988
Class C Shares	$262,864,058	$56,293,718	$31,120,888
Class F Shares	$126,695,909	$20,865,343	$19,418,011
Class I Shares	$15,291,523	$100,526,880	$646,416,671
Class P Shares	$1,870,914	$2,606,319	$44,731,613
Class R2 Shares	$1,001,515	$1,086,049	$177,860
Class R3 Shares	$22,500,193	$25,842,201	$6,952,465
Class R4 Shares	$79,696	$30,315	$22,482
Class R5 Shares	$88,751	$9,608	$9,938
Class R6 Shares	$10,899	$50,233	$27,116,038
Outstanding shares by class:
Class A Shares (400, 100 and 300 million shares of common stock authorized, $.001 par value)	109,985,768	20,873,001	17,898,902
Class B Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	1,151,793	303,251	80,703
Class C Shares (40, 20 and 20 million shares of common stock authorized, $.001 par value)	18,605,555	3,832,429	2,119,838
Class F Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	8,869,968	1,079,478	889,624
Class I Shares (100, 30 and 200 million shares of common stock authorized, $.001 par value)	1,061,540	4,814,074	26,097,066
Class P Shares (20, 20 and 50 million shares of common stock authorized, $.001 par value)	130,365	141,844	2,128,809
Class R2 Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	69,556	60,209	8,508
Class R3 Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	1,581,585	1,410,226	329,573
Class R4 Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	5,573	1,619	1,032
Class R5 Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	6,163	460	401
Class R6 Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	756.144	2,401	1,092,960
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$14.29	$18.72	$21.78
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$15.16	$19.86	$23.11
Class B Shares-Net asset value	$14.15	$14.69	$14.66
Class C Shares-Net asset value	$14.13	$14.69	$14.68
Class F Shares-Net asset value	$14.28	$19.33	$21.83
Class I Shares-Net asset value	$14.41	$20.88	$24.77
Class P Shares-Net asset value	$14.35	$18.37	$21.01
Class R2 Shares-Net asset value	$14.40	$18.04	$20.91
Class R3 Shares-Net asset value	$14.23	$18.32	$21.10
Class R4 Shares-Net asset value	$14.30	$18.72	$21.78
Class R5 Shares-Net asset value	$14.40	$20.89	$24.78
Class R6 Shares-Net asset value	$14.41	$20.92	$24.81

20	See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2016

	Calibrated	Growth
	Dividend	Opportunities	Small Cap
	Growth Fund	Fund	Value Fund
Investment income:

Dividends (net of foreign withholding taxes of $0, $0 and $7,358, respectively)	$24,993,017	$2,394,513	$6,825,036
Interest and other	1,119	300	2,619
Total investment income	24,994,136	2,394,813	6,827,655
Expenses:

Management fee	5,853,738	2,181,780	4,346,190
12b-1 distribution plan-Class A	1,840,279	468,704	480,010
12b-1 distribution plan-Class B	87,844	26,359	7,005
12b-1 distribution plan-Class C	1,201,405	274,625	150,945
12b-1 distribution plan-Class F	47,959	9,874	9,760
12b-1 distribution plan-Class P	4,126	6,713	115,027
12b-1 distribution plan-Class R2	3,345	2,925	649
12b-1 distribution plan-Class R3	52,510	63,163	14,674
12b-1 distribution plan-Class R4	24	16	15
Shareholder servicing	1,091,945	515,405	662,892
Professional	32,702	27,044	26,581
Reports to shareholders	93,986	39,116	32,273
Fund administration	373,591	116,361	231,797
Custody	36,804	7,594	12,108
Directors’ fees	21,943	7,032	14,392
Registration	87,373	68,510	67,529
Subsidy (See Note 3)	–	51,365	229,834
Other	52,842	25,495	39,455
Gross expenses	10,882,416	3,892,081	6,441,136
Expense reductions (See Note 9)	(2,897)	(784)	(1,468)
Fees waived and expenses reimbursed (See Note 3)	(2,038,163)	–	–
Net expenses	8,841,356	3,891,297	6,439,668
Net investment income (loss)	16,152,780	(1,496,484)	387,987
Net realized and unrealized gain (loss):

Net realized gain on investments	29,047,780	(16,959,805)	68,053,513
Net realized gain on futures contracts	414,070	–	–
Net change in unrealized appreciation/depreciation on investments	93,830,464	12,809,086	(75,221,507)
Net change in unrealized appreciation/depreciation on futures contracts	(211,160)	–	–
Net realized and unrealized gain (loss)	123,081,154	(4,150,719)	(7,167,994)
Net Increase (Decrease) in Net Assets Resulting From Operations	$139,233,934	$(5,647,203)	$(6,780,007)

See Notes to Financial Statements.	21

Statements of Changes in Net Assets

	Calibrated Dividend Growth Fund
	For the Six Months	For the
	Ended May 31, 2016	Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	November 30, 2015
Operations:

Net investment income (loss)	$16,152,780	$34,532,820
Net realized gain (loss) on investments and futures contracts	29,461,850	127,451,614
Net change in unrealized appreciation/depreciation on investments and futures contracts	93,619,304	(192,918,852)
Net increase (decrease) in net assets resulting from operations	139,233,934	(30,934,418)
Distributions to shareholders from:

Net investment income
Class A	(13,518,672)	(27,983,658)
Class B	(93,386)	(262,342)
Class C	(1,348,019)	(2,748,716)
Class F	(927,159)	(2,238,638)
Class I	(157,565)	(343,540)
Class P	(15,044)	(34,223)
Class R2	(8,232)	(13,524)
Class R3	(175,539)	(359,701)
Class R4	(93)	(47)
Class R5	(478)	(53)
Class R6	(107)	(53)
Net realized gain
Class A	(102,166,033)	(204,826,515)
Class B	(1,364,452)	(4,165,693)
Class C	(16,931,479)	(33,942,472)
Class F	(6,363,701)	(15,357,019)
Class I	(1,074,095)	(2,112,318)
Class P	(126,229)	(331,949)
Class R2	(76,293)	(235,751)
Class R3	(1,522,526)	(2,853,161)
Class R4	(696)	–
Class R5	(692)	–
Class R6	(692)	–
Total distributions to shareholders	(145,871,182)	(297,809,373)
Capital share transactions (Net of share conversions) (See Note 13):

Net proceeds from sales of shares	203,113,066	248,530,649
Reinvestment of distributions	138,444,742	280,775,978
Cost of shares reacquired	(219,911,900)	(434,878,158)
Net increase (decrease) in net assets resulting from capital share transactions	121,645,908	94,428,469
Net increase (decrease) in net assets	115,008,660	(234,315,322)
NET ASSETS:

Beginning of period	$1,903,674,832	$2,137,990,154
End of period	$2,018,683,492	$1,903,674,832
Undistributed (distributions in excess of) net investment income	$5,547,930	$5,639,444

22	See Notes to Financial Statements.

Growth Opportunities Fund		Small Cap Value Fund
For the Six Months	For the	For the Six Months	For the
Ended May 31, 2016	Year Ended	Ended May 31, 2016	Year Ended
(unaudited)	November 30, 2015	(unaudited)	November 30, 2015

$(1,496,484)	$(3,415,217)	$387,987	$(705,393)
(16,959,805)	82,108,893	68,053,513	277,559,730

12,809,086	(40,512,324)	(75,221,507)	(199,535,571)

(5,647,203)	38,181,352	(6,780,007)	77,318,766

–	–	–	–
–	–	–	–
–	–	–	(6)
–	–	–	(54,315)
–	–	–	(2,585,855)
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–

(48,240,086)	(57,428,805)	(80,349,276)	(164,374,083)
(972,338)	(1,794,480)	(456,243)	(932,213)
(8,919,784)	(10,132,069)	(8,652,037)	(11,496,541)
(2,516,208)	(2,750,031)	(4,394,497)	(6,958,715)
(10,870,866)	(25,446,921)	(122,822,253)	(209,206,414)
(445,837)	(612,034)	(11,015,429)	(23,611,893)
(111,010)	(148,110)	(44,285)	(37,049)
(3,388,988)	(4,140,062)	(1,248,858)	(1,927,189)
(1,140)	–	(1,845)	–
(1,037)	–	(1,665)	–
(1,037)	–	(1,665)	–
(75,468,331)	(102,452,512)	(228,988,053)	(421,184,273)

43,764,007	93,134,440	93,661,541	182,854,784
71,435,330	97,697,767	213,942,362	390,788,738
(65,799,943)	(242,241,142)	(225,696,844)	(824,913,240)

49,399,394	(51,408,935)	81,907,059	(251,269,718)
(31,716,140)	(115,680,095)	(153,861,001)	(595,135,225)

$634,225,194	$749,905,289	$1,320,785,948	$1,915,921,173
$602,509,054	$634,225,194	$1,166,924,947	$1,320,785,948

$(1,602,412)	$(105,928)	$(840,339)	$(1,228,326)

See Notes to Financial Statements.	23

Financial Highlights

CALIBRATED DIVIDEND GROWTH FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2016(c)	$14.42	$0.12	$0.87	$0.99	$(0.12)	$(1.00)	$(1.12)
11/30/2015	16.97	0.26	(0.46)	(0.20)	(0.26)	(2.09)	(2.35)
11/30/2014	15.57	0.25	1.75	2.00	(0.24)	(0.36)	(0.60)
11/30/2013	12.66	0.24	3.00	3.24	(0.33)	–	(0.33)
11/30/2012	11.43	0.29	1.27	1.56	(0.33)	–	(0.33)
11/30/2011	11.26	0.29	0.17	0.46	(0.29)	–	(0.29)

Class B
5/31/2016(c)	14.28	0.07	0.87	0.94	(0.07)	(1.00)	(1.07)
11/30/2015	16.82	0.15	(0.46)	(0.31)	(0.14)	(2.09)	(2.23)
11/30/2014	15.44	0.13	1.74	1.87	(0.13)	(0.36)	(0.49)
11/30/2013	12.55	0.14	2.97	3.11	(0.22)	–	(0.22)
11/30/2012	11.33	0.20	1.26	1.46	(0.24)	–	(0.24)
11/30/2011	11.16	0.21	0.17	0.38	(0.21)	–	(0.21)

Class C
5/31/2016(c)	14.27	0.07	0.86	0.93	(0.07)	(1.00)	(1.07)
11/30/2015	16.81	0.15	(0.45)	(0.30)	(0.15)	(2.09)	(2.24)
11/30/2014	15.44	0.14	1.72	1.86	(0.13)	(0.36)	(0.49)
11/30/2013	12.57	0.14	2.97	3.11	(0.24)	–	(0.24)
11/30/2012	11.35	0.20	1.27	1.47	(0.25)	–	(0.25)
11/30/2011	11.18	0.21	0.17	0.38	(0.21)	–	(0.21)

Class F
5/31/2016(c)	14.41	0.14	0.86	1.00	(0.13)	(1.00)	(1.13)
11/30/2015	16.96	0.29	(0.47)	(0.18)	(0.28)	(2.09)	(2.37)
11/30/2014	15.56	0.28	1.74	2.02	(0.26)	(0.36)	(0.62)
11/30/2013	12.65	0.27	2.99	3.26	(0.35)	–	(0.35)
11/30/2012	11.43	0.31	1.27	1.58	(0.36)	–	(0.36)
11/30/2011	11.25	0.32	0.18	0.50	(0.32)	–	(0.32)

Class I
5/31/2016(c)	14.52	0.14	0.89	1.03	(0.14)	(1.00)	(1.14)
11/30/2015	17.07	0.30	(0.46)	(0.16)	(0.30)	(2.09)	(2.39)
11/30/2014	15.66	0.30	1.75	2.05	(0.28)	(0.36)	(0.64)
11/30/2013	12.73	0.30	3.00	3.30	(0.37)	–	(0.37)
11/30/2012	11.50	0.30	1.30	1.60	(0.37)	–	(0.37)
11/30/2011	11.33	0.32	0.18	0.50	(0.33)	–	(0.33)

Class P
5/31/2016(c)	14.47	0.11	0.88	0.99	(0.11)	(1.00)	(1.11)
11/30/2015	17.02	0.24	(0.47)	(0.23)	(0.23)	(2.09)	(2.32)
11/30/2014	15.62	0.23	1.74	1.97	(0.21)	(0.36)	(0.57)
11/30/2013	12.70	0.22	3.00	3.22	(0.30)	–	(0.30)
11/30/2012	11.46	0.27	1.28	1.55	(0.31)	–	(0.31)
11/30/2011	11.29	0.28	0.16	0.44	(0.27)	–	(0.27)

24	See Notes to Financial Statements.

		Ratios to average net assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.29	7.67 (d)	0.43	(d)	0.53	(d)	0.91	(d)	$1,571,982	61.87	(d)
14.42	(1.34)	0.85		1.07		1.80		1,498,459	57.79
16.97	13.28	0.85		1.07		1.62		1,663,444	73.33
15.57	26.09	0.85		1.18		1.73		1,646,617	54.87	(e)
12.66	13.77	1.23		1.31		2.33		848,026	102.89
11.43	4.03	1.30		1.30		2.45		898,508	22.87

14.15	7.32 (d)	0.80	(d)	0.91	(d)	0.53	(d)	16,298	61.87	(d)
14.28	(2.10)	1.60		1.82		1.04		19,756	57.79
16.82	12.43	1.60		1.82		0.85		33,641	73.33
15.44	25.14	1.60		1.93		1.00		43,235	54.87	(e)
12.55	13.04	1.90		1.98		1.67		31,891	102.89
11.33	3.36	1.95		1.95		1.78		39,643	22.87

14.13	7.29 (d)	0.80	(d)	0.91	(d)	0.54	(d)	262,864	61.87	(d)
14.27	(2.03)	1.60		1.82		1.06		245,055	57.79
16.81	12.42	1.59		1.81		0.87		272,167	73.33
15.44	25.14	1.60		1.91		0.97		232,350	54.87	(e)
12.57	13.06	1.88		1.98		1.67		61,096	102.89
11.35	3.39	1.94		1.95		1.82		57,695	22.87

14.28	7.76 (d)	0.35	(d)	0.46	(d)	0.99	(d)	126,696	61.87	(d)
14.41	(1.20)	0.70		0.92		1.95		99,737	57.79
16.96	13.46	0.70		0.92		1.77		123,836	73.33
15.56	26.31	0.70		1.02		1.86		96,398	54.87	(e)
12.65	13.97	0.98		1.08		2.57		14,857	102.89
11.43	4.39	1.05		1.06		2.70		8,251	22.87

14.41	7.89 (d)	0.30	(d)	0.41	(d)	1.03	(d)	15,292	61.87	(d)
14.52	(1.09)	0.60		0.82		2.05		15,507	57.79
17.07	13.54	0.60		0.82		1.89		17,061	73.33
15.66	26.41	0.60		0.92		2.06		34,361	54.87	(e)
12.73	14.08	0.97		0.98		2.54		3,497	102.89
11.50	4.37	0.95		0.95		2.72		100,317	22.87

14.35	7.61 (d)	0.53	(d)	0.63	(d)	0.81	(d)	1,871	61.87	(d)
14.47	(1.56)	1.05		1.27		1.60		1,834	57.79
17.02	13.03	1.05		1.27		1.42		2,714	73.33
15.62	25.81	1.05		1.38		1.55		2,355	54.87	(e)
12.70	13.60	1.35		1.43		2.22		1,638	102.89
11.46	4.00	1.40		1.41		2.35		1,910	22.87

See Notes to Financial Statements.	25

Financial Highlights (continued)

CALIBRATED DIVIDEND GROWTH FUND

		Per Share Operating Performance:
		Investment operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2016(c)	$14.52	$0.10	$0.88		$0.98	$(0.10)	$(1.00)	$(1.10)
11/30/2015	17.05	0.21	(0.46)		(0.25)	(0.19)	(2.09)	(2.28)
11/30/2014	15.65	0.20	1.75		1.95	(0.19)	(0.36)	(0.55)
11/30/2013	12.73	0.23	2.98		3.21	(0.29)	–	(0.29)
11/30/2012	11.49	0.26	1.28		1.54	(0.30)	–	(0.30)
11/30/2011	11.31	0.28	0.15		0.43	(0.25)	–	(0.25)

Class R3
5/31/2016(c)	14.36	0.11	0.87		0.98	(0.11)	(1.00)	(1.11)
11/30/2015	16.91	0.23	(0.46)		(0.23)	(0.23)	(2.09)	(2.32)
11/30/2014	15.52	0.22	1.74		1.96	(0.21)	(0.36)	(0.57)
11/30/2013	12.62	0.22	2.98		3.20	(0.30)	–	(0.30)
11/30/2012	11.40	0.26	1.27		1.53	(0.31)	–	(0.31)
11/30/2011	11.24	0.28	0.15		0.43	(0.27)	–	(0.27)

Class R4
5/31/2016(c)	14.42	0.13	0.87		1.00	(0.12)	(1.00)	(1.12)
6/30/2015 to 11/30/2015(f)	14.37	0.11	0.01	(g)	0.12	(0.07)	–	(0.07)

Class R5
5/31/2016(c)	14.52	0.15	0.87		1.02	(0.14)	(1.00)	(1.14)
6/30/2015 to 11/30/2015(f)	14.46	0.13	0.01	(g)	0.14	(0.08)	–	(0.08)

Class R6
5/31/2016(c)	14.52	0.15	0.88		1.03	(0.14)	(1.00)	(1.14)
6/30/2015 to 11/30/2015(f)	14.46	0.13	0.01	(g)	0.14	(0.08)	–	(0.08)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.
(f)	Commenced on June 30, 2015.
(g)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(h)	Annualized.

26	See Notes to Financial Statements.

			Ratios to average net assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.40	7.51	(d)	0.60	(d)	0.71	(d)	0.74	(d)	$1,002	61.87	(d)
14.52	(1.69)		1.20		1.42		1.44		1,108	57.79
17.05	12.86		1.20		1.42		1.26		1,940	73.33
15.65	25.64		1.20		1.52		1.57		2,442	54.87	(e)
12.73	13.46		1.46		1.55		2.10		112	102.89
11.49	3.90		1.54		1.55		2.43		103	22.87

14.23	7.58	(d)	0.54	(d)	0.65	(d)	0.80	(d)	22,500	61.87	(d)
14.36	(1.57)		1.08		1.30		1.57		22,189	57.79
16.91	13.05		1.09		1.31		1.38		23,187	73.33
15.52	25.79		1.10		1.42		1.57		21,587	54.87	(e)
12.62	13.57		1.38		1.48		2.15		3,980	102.89
11.40	3.91		1.45		1.45		2.35		3,135	22.87

14.30	7.74	(d)	0.40	(d)	0.51	(d)	0.92	(d)	80	61.87	(d)
14.42	0.85	(d)	0.85	(h)	1.07	(h)	1.85	(h)	10	57.79

14.40	7.82	(d)	0.30	(d)	0.40	(d)	1.08	(d)	89	61.87	(d)
14.52	0.98	(d)	0.60	(h)	0.82	(h)	2.11	(h)	10	57.79

14.41	7.90	(d)	0.24	(d)	0.33	(d)	1.11	(d)	11	61.87	(d)
14.52	0.98	(d)	0.49	(h)	0.70	(h)	2.22	(h)	10	57.79

See Notes to Financial Statements.	27

Financial Highlights (continued)

GROWTH OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
5/31/2016(c)	$21.48	$(0.04)	$(0.18)	$(0.22)	$(2.54)	$18.72
11/30/2015	23.75	(0.10)	1.09	0.99	(3.26)	21.48
11/30/2014	25.70	(0.09)	2.40	2.31	(4.26)	23.75
11/30/2013	19.16	(0.12)	6.66	6.54	– (e)	25.70
11/30/2012	21.30	(0.09)	1.12	1.03	(3.17)	19.16
11/30/2011	21.44	(0.14)	–	(0.14)	–	21.30

Class B
5/31/2016(c)	17.49	(0.09)	(0.17)	(0.26)	(2.54)	14.69
11/30/2015	20.06	(0.21)	0.90	0.69	(3.26)	17.49
11/30/2014	22.50	(0.22)	2.04	1.82	(4.26)	20.06
11/30/2013	16.88	(0.22)	5.84	5.62	– (e)	22.50
11/30/2012	19.27	(0.19)	0.97	0.78	(3.17)	16.88
11/30/2011	19.52	(0.26)	0.01	(0.25)	–	19.27

Class C
5/31/2016(c)	17.48	(0.09)	(0.16)	(0.25)	(2.54)	14.69
11/30/2015	20.06	(0.21)	0.89	0.68	(3.26)	17.48
11/30/2014	22.49	(0.21)	2.04	1.83	(4.26)	20.06
11/30/2013	16.87	(0.23)	5.85	5.62	– (e)	22.49
11/30/2012	19.26	(0.19)	0.97	0.78	(3.17)	16.87
11/30/2011	19.51	(0.26)	0.01	(0.25)	–	19.26

Class F
5/31/2016(c)	22.08	(0.03)	(0.18)	(0.21)	(2.54)	19.33
11/30/2015	24.29	(0.07)	1.12	1.05	(3.26)	22.08
11/30/2014	26.15	(0.06)	2.46	2.40	(4.26)	24.29
11/30/2013	19.44	(0.06)	6.77	6.71	– (e)	26.15
11/30/2012	21.52	(0.04)	1.13	1.09	(3.17)	19.44
11/30/2011	21.61	(0.09)	–	(0.09)	–	21.52

Class I
5/31/2016(c)	23.63	(0.02)	(0.19)	(0.21)	(2.54)	20.88
11/30/2015	25.75	(0.05)	1.19	1.14	(3.26)	23.63
11/30/2014	27.45	(0.04)	2.60	2.56	(4.26)	25.75
11/30/2013	20.38	(0.04)	7.11	7.07	– (e)	27.45
11/30/2012	22.38	(0.04)	1.21	1.17	(3.17)	20.38
11/30/2011	22.45	(0.07)	–	(0.07)	–	22.38

Class P
5/31/2016(c)	21.15	(0.06)	(0.18)	(0.24)	(2.54)	18.37
11/30/2015	23.48	(0.14)	1.07	0.93	(3.26)	21.15
11/30/2014	25.49	(0.13)	2.38	2.25	(4.26)	23.48
11/30/2013	19.02	(0.13)	6.60	6.47	– (e)	25.49
11/30/2012	21.19	(0.11)	1.11	1.00	(3.17)	19.02
11/30/2011	21.35	(0.17)	0.01	(0.16)	–	21.19

28	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(0.63	)(d)	0.65	(d)	0.65	(d)	(0.24	)(d)	$390,742	36.22	(d)
4.78		1.28		1.28		(0.46)		409,626	96.81
10.41		1.31		1.31		(0.41)		419,614	207.44
34.16		1.40		1.40		(0.51)		428,573	118.03
6.96		1.42		1.44		(0.48)		351,427	145.62
(0.65)		1.45		1.46		(0.64)		389,211	121.66

(1.06	)(d)	1.02	(d)	1.02	(d)	(0.61	)(d)	4,456	36.22	(d)
4.05		2.02		2.02		(1.20)		6,691	96.81
9.57		2.03		2.03		(1.12)		11,184	207.44
33.40		2.05		2.05		(1.12)		16,020	118.03
6.22		2.07		2.09		(1.14)		18,614	145.62
(1.28)		2.09		2.11		(1.27)		29,129	121.66

(0.99	)(d)	1.02	(d)	1.02	(d)	(0.61	)(d)	56,294	36.22	(d)
4.00		2.02		2.02		(1.20)		61,670	96.81
9.63		2.02		2.02		(1.11)		62,897	207.44
33.34		2.04		2.04		(1.15)		62,815	118.03
6.28		2.06		2.08		(1.12)		51,427	145.62
(1.28)		2.06		2.08		(1.25)		58,336	121.66

(0.56	)(d)	0.57	(d)	0.57	(d)	(0.16	)(d)	20,865	36.22	(d)
4.95		1.13		1.13		(0.31)		21,956	96.81
10.60		1.13		1.13		(0.24)		20,503	207.44
34.54		1.15		1.15		(0.27)		17,739	118.03
7.20		1.17		1.19		(0.23)		13,652	145.62
(0.42)		1.20		1.22		(0.41)		14,594	121.66

(0.52	)(d)	0.52	(d)	0.52	(d)	(0.11	)(d)	100,527	36.22	(d)
5.07		1.03		1.03		(0.19)		101,063	96.81
10.70		1.03		1.03		(0.16)		200,573	207.44
34.67		1.06		1.06		(0.16)		99,819	118.03
7.29		1.07		1.09		(0.18)		78,051	145.62
(0.31)		1.10		1.12		(0.30)		61,928	121.66

(0.75	)(d)	0.75	(d)	0.75	(d)	(0.33	)(d)	2,606	36.22	(d)
4.56		1.48		1.48		(0.66)		3,998	96.81
10.23		1.48		1.48		(0.58)		4,521	207.44
34.04		1.51		1.51		(0.57)		4,723	118.03
6.83		1.53		1.54		(0.60)		5,017	145.62
(0.75)		1.55		1.57		(0.74)		8,074	121.66

See Notes to Financial Statements.	29

Financial Highlights (continued)

GROWTH OPPORTUNITIES FUND

		Per Share Operating Performance:
						Distributions to
						shareholders
		Investment operations:				from:

	Net asset	Net	Net				Net asset
	value,	investment	realized and		Total from	Net	value,
	beginning of	income	unrealized		investment	realized	end of
	period	(loss)(a)	gain (loss)		operations	gain	period
Class R2
5/31/2016(c)	$ 20.83	$ (0.07)	$ (0.18)		$ (0.25)	$ (2.54)	$ 18.04
11/30/2015	23.20	(0.17)	1.06		0.89	(3.26)	20.83
11/30/2014	25.27	(0.16)	2.35		2.19	(4.26)	23.20
11/30/2013	18.88	(0.16)	6.55		6.39	– (e)	25.27
11/30/2012	21.09	(0.14)	1.10		0.96	(3.17)	18.88
11/30/2011	21.28	(0.21)	0.02		(0.19)	–	21.09

Class R3
5/31/2016(c)	21.11	(0.06)	(0.19)		(0.25)	(2.54)	18.32
11/30/2015	23.44	(0.15)	1.08		0.93	(3.26)	21.11
11/30/2014	25.47	(0.14)	2.37		2.23	(4.26)	23.44
11/30/2013	19.01	(0.15)	6.61		6.46	– (e)	25.47
11/30/2012	21.19	(0.12)	1.11		0.99	(3.17)	19.01
11/30/2011	21.36	(0.18)	0.01		(0.17)	–	21.19

Class R4
5/31/2016(c)	21.48	(0.04)	(0.18)		(0.22)	(2.54)	18.72
6/30/2015 to 11/30/2015(f)	22.27	(0.04)	(0.75	)(g)	(0.79)	–	21.48

Class R5
5/31/2016(c)	23.64	(0.02)	(0.19)		(0.21)	(2.54)	20.89
6/30/2015 to 11/30/2015(f)	24.48	(0.02)	(0.82	)(g)	(0.84)	–	23.64

Class R6
5/31/2016(c)	23.65	–	(0.19)		(0.19)	(2.54)	20.92
6/30/2015 to 11/30/2015(f)	24.48	(0.01)	(0.82	)(g)	(0.83)	–	23.65

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Amount less than $0.01.
(f)	Commenced on June 30, 2015.
(g)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(h)	Annualized.

30	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

		Total expenses
		after				Net		Net assets,	Portfolio
Total		waivers and/or		Total		investment		end of	turnover
return(b)		reimbursements		expenses		loss		period	rate
(%)		(%)		(%)		(%)		(000)	(%)

(0.81	)(d)	0.82	(d)	0.82	(d)	(0.41	)(d)	$1,086	36.22	(d)
4.42		1.63		1.63		(0.80)		941	96.81
10.06		1.63		1.63		(0.72)		1,063	207.44
33.87		1.66		1.66		(0.73)		1,436	118.03
6.70		1.67		1.69		(0.74)		1,515	145.62
(0.94)		1.70		1.72		(0.92)		1,505	121.66

(0.80	)(d)	0.77	(d)	0.77	(d)	(0.36	)(d)	25,842	36.22	(d)
4.56		1.52		1.52		(0.71)		28,251	96.81
10.15		1.53		1.53		(0.62)		29,999	207.44
34.01		1.55		1.55		(0.65)		33,301	118.03
6.78		1.57		1.58		(0.63)		31,535	145.62
(0.80)		1.59		1.61		(0.81)		26,291	121.66

(0.63	)(d)	0.64	(d)	0.64	(d)	(0.22	)(d)	30	36.22	(d)
(3.55	)(d)	1.25	(h)	1.25	(h)	(0.49	)(h)	10	96.81

(0.52	)(d)	0.50	(d)	0.50	(d)	(0.09	)(d)	10	36.22	(d)
(3.43	)(d)	1.00	(h)	1.00	(h)	(0.24	)(h)	10	96.81

(0.43	)(d)	0.43	(d)	0.43	(d)	(0.02	)(d)	50	36.22	(d)
(3.39	)(d)	0.86	(h)	0.86	(h)	(0.10	)(h)	10	96.81

See Notes to Financial Statements.	31

Financial Highlights (continued)

SMALL CAP VALUE FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
				Total
		Net	Net	from
	Net asset	invest-	realized	invest-
	value,	ment	and	ment	Net	Net	Total
	beginning	income	unrealized	opera-	investment	realized	distri-
	of period	(loss)(a)	gain (loss)	tions	income	gain	butions
Class A
5/31/2016(c)	$ 27.17	$ (0.01)	$ (0.32)	$ (0.33)	$–	$ (5.06)	$ (5.06)
11/30/2015	33.61	(0.04)	1.33	1.29	–	(7.73)	(7.73)
11/30/2014	42.09	(0.01)	0.94	0.93	–	(9.41)	(9.41)
11/30/2013	32.24	0.02	10.81	10.83	(0.24)	(0.74)	(0.98)
11/30/2012	29.68	0.18	2.38	2.56	–	–	–
11/30/2011	28.93	(0.07)	0.82	0.75	– (e)	–	– (e)

Class B
5/31/2016(c)	20.11	(0.06)	(0.33)	(0.39)	–	(5.06)	(5.06)
11/30/2015	27.02	(0.19)	1.01	0.82	–	(7.73)	(7.73)
11/30/2014	35.87	(0.20)	0.76	0.56	–	(9.41)	(9.41)
11/30/2013	27.57	(0.19)	9.23	9.04	–	(0.74)	(0.74)
11/30/2012	25.56	(0.04)	2.05	2.01	–	–	–
11/30/2011	25.09	(0.25)	0.72	0.47	–	–	–

Class C
5/31/2016(c)	20.13	(0.06)	(0.33)	(0.39)	–	(5.06)	(5.06)
11/30/2015	27.04	(0.18)	1.00	0.82	– (e)	(7.73)	(7.73)
11/30/2014	35.89	(0.19)	0.75	0.56	–	(9.41)	(9.41)
11/30/2013	27.63	(0.21)	9.26	9.05	(0.05)	(0.74)	(0.79)
11/30/2012	25.61	(0.03)	2.05	2.02	–	–	–
11/30/2011	25.14	(0.24)	0.71	0.47	–	–	–

Class F
5/31/2016(c)	27.20	0.01	(0.32)	(0.31)	–	(5.06)	(5.06)
11/30/2015	33.66	– (e)	1.33	1.33	(0.06)	(7.73)	(7.79)
11/30/2014	42.10	0.07	0.92	0.99	(0.02)	(9.41)	(9.43)
11/30/2013	32.36	0.09	10.81	10.90	(0.32)	(0.74)	(1.06)
11/30/2012	29.64	0.26	2.36	2.62	–	–	–
11/30/2011	28.90	– (e)	0.80	0.80	(0.06)	–	(0.06)

Class I
5/31/2016(c)	30.13	0.02	(0.32)	(0.30)	–	(5.06)	(5.06)
11/30/2015	36.46	0.03	1.47	1.50	(0.10)	(7.73)	(7.83)
11/30/2014	44.83	0.10	1.01	1.11	(0.07)	(9.41)	(9.48)
11/30/2013	34.28	0.14	11.49	11.63	(0.34)	(0.74)	(1.08)
11/30/2012	31.46	0.30	2.52	2.82	–	–	–
11/30/2011	30.67	0.03	0.85	0.88	(0.09)	–	(0.09)

Class P
5/31/2016(c)	26.43	(0.03)	(0.33)	(0.36)	–	(5.06)	(5.06)
11/30/2015	32.95	(0.10)	1.31	1.21	–	(7.73)	(7.73)
11/30/2014	41.50	(0.06)	0.92	0.86	–	(9.41)	(9.41)
11/30/2013	31.79	(0.03)	10.66	10.63	(0.18)	(0.74)	(0.92)
11/30/2012	29.31	0.13	2.35	2.48	–	–	–
11/30/2011	28.62	(0.11)	0.80	0.69	–	–	–

32	See Notes to Financial Statements.

			Ratios to average net assets:				Supplemental Data:

Net					Net		Net
asset					invest-		assets,	Portfolio
value,	Total		Total		ment		end of	turnover
end of	return(b)		expenses		income (loss)		period	rate
period	(%)		(%)		(%)		(000)	(%)

$ 21.78	0.01	(d)	0.62	(d)	(0.03	)(d)	$389,776	21.60	(d)
27.17	4.76		1.21		(0.15)		456,843	43.70
33.61	2.79		1.24		(0.02)		732,067	30.70
42.09	34.52		1.23		0.05		1,253,920	71.13
32.24	8.63		1.23		0.57		1,247,956	28.91
29.68	2.60		1.23		(0.22)		1,470,064	41.95

14.66	(0.37	)(d)	0.99	(d)	(0.41	)(d)	1,183	21.60	(d)
20.11	3.97		1.97		(0.92)		1,827	43.70
27.02	2.06		1.95		(0.73)		3,280	30.70
35.87	33.64		1.92		(0.61)		4,938	71.13
27.57	7.82		1.93		(0.15)		6,406	28.91
25.56	1.87		1.92		(0.91)		9,612	41.95

14.68	(0.37	)(d)	0.99	(d)	(0.40	)(d)	31,121	21.60	(d)
20.13	3.97		1.96		(0.91)		35,312	43.70
27.04	2.09		1.94		(0.72)		40,536	30.70
35.89	33.56		1.93		(0.65)		44,246	71.13
27.63	7.89		1.92		(0.12)		37,988	28.91
25.61	1.87		1.92		(0.90)		41,597	41.95

21.83	0.10	(d)	0.54	(d)	0.05	(d)	19,418	21.60	(d)
27.20	4.90		1.06		(0.01)		24,246	43.70
33.66	2.96		1.04		0.20		30,238	30.70
42.10	34.81		1.03		0.24		46,280	71.13
32.26	8.84		1.03		0.83		52,084	28.91
29.64	2.76		1.04		0.01		32,597	41.95

24.77	0.13	(d)	0.49	(d)	0.10	(d)	646,417	21.60	(d)
30.13	5.01		0.96		0.09		736,890	43.70
36.46	3.08		0.95		0.27		1,000,533	30.70
44.83	34.93		0.93		0.35		1,923,378	71.13
34.28	8.96		0.93		0.88		1,862,546	28.91
31.46	2.84		0.93		0.09		1,855,748	41.95

21.01	(0.13	)(d)	0.72	(d)	(0.13	)(d)	44,732	21.60	(d)
26.43	4.57		1.42		(0.36)		58,957	43.70
32.95	2.62		1.40		(0.18)		100,846	30.70
41.50	34.32		1.38		(0.09)		174,584	71.13
31.79	8.46		1.38		0.42		192,603	28.91
29.31	2.41		1.38		(0.37)		231,655	41.95

See Notes to Financial Statements.	33

Financial Highlights (concluded)

SMALL CAP VALUE FUND

		Per Share Operating Performance:
						Distributions to
		Investment operations:				shareholders from:
					Total
		Net	Net		from
	Net asset	invest-	realized		invest-
	value,	ment	and		ment	Net	Net	Total
	beginning	income	unrealized		opera-	investment	realized	distri-
	of period	(loss)(a)	gain (loss)		tions	income	gain	butions
Class R2
5/31/2016(c)	$26.33	$(0.04)	$(0.32)		$(0.36)	$–	$(5.06)	$(5.06)
11/30/2015	32.90	(0.14)	1.30		1.16	–	(7.73)	(7.73)
11/30/2014	41.51	(0.11)	0.91		0.80	–	(9.41)	(9.41)
11/30/2013	31.81	0.01	10.57		10.58	(0.14)	(0.74)	(0.88)
11/30/2012	29.37	0.09	2.35		2.44	–	–	–
11/30/2011	28.72	(0.11)	0.76		0.65	–	–	–

Class R3
5/31/2016(c)	26.51	(0.03)	(0.32)		(0.35)	–	(5.06)	(5.06)
11/30/2015	33.04	(0.10)	1.30		1.20	–	(7.73)	(7.73)
11/30/2014	41.60	(0.06)	0.91		0.85	–	(9.41)	(9.41)
11/30/2013	31.85	(0.05)	10.70		10.65	(0.16)	(0.74)	(0.90)
11/30/2012	29.38	0.12	2.35		2.47	–	–	–
11/30/2011	28.69	(0.11)	0.80		0.69	–	–	–

Class R4
5/31/2016(c)	27.17	(0.01)	(0.32)		(0.33)	–	(5.06)	(5.06)
6/30/2015 to 11/30/2015(f)	27.41	(0.03)	(0.21	)(g)	(0.24)	–	–	–

Class R5
5/31/2016(c)	30.14	0.03	(0.33)		(0.30)	–	(5.06)	(5.06)
6/30/2015 to 11/30/2015(f)	30.37	– (e)	(0.23	)(g)	(0.23)	–	–	–

Class R6
5/31/2016(c)	30.15	0.04	(0.32)		(0.28)	–	(5.06)	(5.06)
6/30/2015 to 11/30/2015(f)	30.37	0.01	(0.23	)(g)	(0.22)	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Amount less than $0.01.
(f)	Commenced on June 30, 2015.
(g)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(h)	Annualized.

34	See Notes to Financial Statements.

			Ratios to average net assets:				Supplemental Data:

Net					Net		Net
asset					invest-		assets,	Portfolio
value,	Total		Total		ment		end of	turnover
end of	return(b)		expenses		income (loss)		period	rate
period	(%)		(%)		(%)		(000)	(%)

$20.91	(0.13	)(d)	0.79	(d)	(0.18	)(d)	$178	21.60	(d)
26.33	4.38		1.56		(0.55)		288	43.70
32.90	2.44		1.56		(0.35)		154	30.70
41.51	34.08		1.53		0.04		268	71.13
31.81	8.31		1.53		0.28		6,910	28.91
29.37	2.26		1.56		(0.38)		7,205	41.95

21.10	(0.08	)(d)	0.72	(d)	(0.13	)(d)	6,952	21.60	(d)
26.51	4.52		1.44		(0.39)		6,395	43.70
33.04	2.59		1.42		(0.19)		8,266	30.70
41.60	34.30		1.42		(0.14)		12,162	71.13
31.85	8.41		1.42		0.39		11,635	28.91
29.38	2.41		1.42		(0.37)		10,907	41.95

21.78	0.01	(d)	0.59	(d)	(0.04	)(d)	22	21.60	(d)
27.17	(0.88	)(d)	1.16	(h)	(0.23	)(h)	10	43.70

24.78	0.13	(d)	0.47	(d)	0.12	(d)	10	21.60	(d)
30.14	(0.76	)(d)	0.90	(h)	0.02	(h)	10	43.70

24.81	0.21	(d)	0.42	(d)	0.19	(d)	27,116	21.60	(d)
30.15	(0.72	)(d)	0.83	(h)	0.09	(h)	10	43.70

See Notes to Financial Statements.	35

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company consists of the following three funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Calibrated Dividend Growth Fund (“Calibrated Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”).

Calibrated Dividend Growth Fund’s investment objective is to seek current income and capital appreciation. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation. Each Fund has eleven classes of shares: Class A, B, C, F, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. Classes R4, R5 and R6 shares commenced on June 30, 2015. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund

Notes to Financial Statements (unaudited)(continued)

may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex- dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2012 through November 30, 2015. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds 12b-1 Distribution Plan.

Notes to Financial Statements (unaudited)(continued)

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts and translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on futures contracts and foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Futures Contracts–Each Fund may purchase and sell index futures contracts to manage cash, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by each Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk–for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or

Notes to Financial Statements (unaudited)(continued)

liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of May 31, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Calibrated Dividend Growth Fund
First $1 billion	.65%
Next $1 billion	.60%
Over $2 billion	.55%

Growth Opportunities Fund
First $1 billion	.75%
Next $1 billion	.65%
Next $1 billion	.60%
Over $3 billion	.58%

Small Cap Value Fund
First $2 billion	.75%
Over $2 billion	.70%

For the six months ended May 31, 2016, the effective management fee, net of waivers, was based on each Fund’s average daily net assets at the following annualized rates:

Net Effective
Management Fee
Calibrated Dividend Growth Fund	.41%
Growth Opportunities Fund	.75%
Small Cap Value Fund	.75%

Notes to Financial Statements (unaudited)(continued)

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets.

For the six months ended ended May 31, 2016 and continuing through March 31, 2017, Lord Abbett has contractually agreed to waive its fees and reimburse expenses for Calibrated Dividend Growth Fund to the extent necessary to limit total net annual operating expenses, excluding 12b-1 fees, to an annual rate of .60% for each class, other than class R6. For Class R6 shares, effective April 1, 2016 through March 31, 2017, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of .50%. Prior to April 1, 2016, Lord Abbett had contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit Class R6 total net annual operating expenses to an annual rate of .49%. For each class, the agreement may be terminated only upon the approval of the Board.

Each Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Servicing Arrangement with certain “Fund of Funds” managed by Lord Abbett, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees, fund administration fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement, if applicable, are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

As of May 31, 2016, the percentages of Growth Opportunities Fund’s and Small Cap Value Fund’s outstanding shares owned by each Fund of Funds were as follows:

		Underlying Funds
	Growth	Small Cap
Fund of Funds	Opportunities Fund	Value Fund
Lord Abbett Alpha Strategy Fund	–	18.76%
Lord Abbett Diversified Equity Strategy Fund	5.84%	–

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3	Class R4
Service	.25%	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I, R5 and R6 shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2016:

	Distributor Commissions	Dealers’ Concessions
Calibrated Dividend Growth Fund	$263,299	$1,440,224
Growth Opportunities Fund	40,017	218,768
Small Cap Value Fund	26,391	150,158

Distributor received the following amount of CDSCs for the six months ended May 31, 2016:

	Class A	Class C
Calibrated Dividend Growth Fund	$4,813	$6,910
Growth Opportunities Fund	2,315	2,331
Small Cap Value Fund	75	533

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly for Calibrated Dividend Growth Fund and annually for Growth Opportunities Fund and Small Cap Value Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2016 and fiscal year ended November 30, 2015 was as follows:

	Calibrated Dividend Growth Fund		Growth Opportunities Fund
	Six Months Ended		Six Months Ended
	5/31/2016	Year Ended	5/31/2016	Year Ended
	(unaudited)	11/30/2015	(unaudited)	11/30/2015
Distributions paid from:
Ordinary income	$62,162,773	$98,318,814	$18,124,167	$24,867,023
Net long-term capital gains	83,708,409	199,490,559	57,344,164	77,585,489
Total distributions paid	$145,871,182	$297,809,373	$75,468,331	$102,452,512

Notes to Financial Statements (unaudited)(continued)

	Small Cap Value Fund
	Six Months Ended 5/31/2016	Year Ended
	(unaudited)	11/30/2015
Distributions paid from:
Ordinary income	$–	$59,212,520
Net long-term capital gains	228,988,053	361,971,753
Total distributions paid	$228,988,053	$421,184,273

As of May 31, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

		Growth
	Calibrated Dividend	Opportunities	Small Cap
	Growth Fund	Fund	Value Fund
Tax cost	$1,879,816,379	$515,869,583	$881,340,167
Gross unrealized gain	194,829,398	100,161,303	298,384,778
Gross unrealized loss	(59,435,496)	(11,925,488)	(16,793,988)
Net unrealized security gain	$135,393,902	$88,235,815	$281,590,790

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2016 were as follows:

	Purchases	Sales
Calibrated Dividend Growth Fund	$626,366,329	$636,393,900
Growth Opportunities Fund	214,540,396	238,906,682
Small Cap Value Fund	252,030,010	392,483,169

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2016.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Calibrated Dividend Growth Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended May 31, 2016 (as described in note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of May 31, 2016, the Fund had futures contracts with unrealized appreciation of $123,596. Amounts of $414,070 and $(211,160) are included in the Statement of Operations related to futures contracts under the captions Net realized gain on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively. The average number of futures contracts throughout the period was 78.

Notes to Financial Statements (unaudited)(continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty. As of June 30, 2016, Small Cap Value Fund did not have assets or liabilities subject to FASB disclosure requirements.

		Calibrated Dividend Growth Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$11,081,835	$–	$11,081,835
Total	$11,081,835	$–	$11,081,835

	Net Amounts of	Amounts Not Offset in the Statement of Assets and Liabilities
	Assets Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral	Net
Counterparty	Assets and Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$11,081,835	$–	$–	$(11,081,835)	$0
Total	$11,081,835	$–	$–	$(11,081,835)	$0

		Growth Opportunities Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$1,401,681	$–	$1,401,681
Total	$1,401,681	$–	$1,401,681

	Net Amounts of	Amounts Not Offset in the Statement of Assets and Liabilities
	Assets Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral	Net
Counterparty	Assets and Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$1,401,681	$–	$–	$(1,401,681)	$–
Total	$1,401,681	$–	$–	$(1,401,681)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.

(b)	Net amount represents the amount owed to the Fund by the counterparty as of May 31, 2016.

Notes to Financial Statements (unaudited)(continued)

8.	DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

The Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. The Facility will continue through August 29, 2016.

During the six months ended May 31, 2016, the Funds did not utilize the Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

12.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies and/or sectors in which the Funds invest.

Calibrated Dividend Growth Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a rising market. Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

Notes to Financial Statements (unaudited)(continued)

Growth Opportunities Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Due to the Fund’s investment exposure to American Depositary Receipts and foreign companies and markets, the Fund may experience increased market, liquidity, currency, political, information and other risks.

Small Cap Value Fund has particular risks associated with small company value stocks. Small company value stocks may perform differently than the market as a whole and other types of stocks, such as large company stocks or growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small cap company stocks may be more volatile and less liquid than large cap company stocks. Also, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect each Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Calibrated Dividend Growth Fund	Six Months Ended May 31, 2016 (unaudited)		Year Ended November 30, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	8,467,721	$115,216,014	10,151,968	$149,821,700
Converted from Class B*	200,075	2,694,735	524,416	7,641,833
Reinvestment of distributions	8,686,346	113,316,752	15,316,996	227,422,676
Shares reacquired	(11,301,534)	(152,807,571)	(20,091,802)	(295,057,682)
Increase	6,052,608	$78,419,930	5,901,578	$89,828,527

Class B Shares
Shares sold	22,843	$305,969	44,353	$653,866
Reinvestment of distributions	109,239	1,406,474	284,443	4,192,361
Shares reacquired	(161,512)	(2,150,263)	(415,917)	(6,025,978)
Converted to Class A*	(202,079)	(2,694,735)	(529,614)	(7,641,833)
Decrease	(231,509)	$(3,132,555)	(616,735)	$(8,821,584)

Class C Shares
Shares sold	2,562,087	$34,670,102	3,158,542	$46,427,064
Reinvestment of distributions	1,199,744	15,443,488	2,077,102	30,566,928
Shares reacquired	(2,333,803)	(31,206,872)	(4,245,568)	(61,609,993)
Increase	1,428,028	$18,906,718	990,076	$15,383,999

Class F Shares
Shares sold	3,474,109	$48,138,813	2,609,477	$38,695,419
Reinvestment of distributions	456,605	5,953,786	953,341	14,150,137
Shares reacquired	(1,982,649)	(27,065,651)	(3,942,873)	(57,510,434)
Increase (decrease)	1,948,065	$27,026,948	(380,055)	$(4,664,878)

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		May 31, 2016		Year Ended
Calibrated Dividend Growth Fund		(unaudited )		November 30, 2015
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	162,737	$2,192,707	371,127	$5,569,829
Reinvestment of distributions	32,257	423,850	45,157	673,327
Shares reacquired	(201,282)	(2,665,932)	(347,669)	(5,135,748)
Increase (decrease)	(6,288)	$(49,375)	68,615	$1,107,408

Class P Shares
Shares sold	6,577	$88,586	13,242	$195,693
Reinvestment of distributions	10,792	141,274	24,527	366,145
Shares reacquired	(13,732)	(188,102)	(70,477)	(1,046,724)
Increase (decrease)	3,637	$41,758	(32,708)	$(484,886)

Class R2 Shares
Shares sold	14,779	$200,694	35,322	$520,365
Reinvestment of distributions	4,732	62,109	13,194	197,668
Shares reacquired	(26,276)	(367,816)	(85,939)	(1,295,646)
Decrease	(6,765)	$(105,013)	(37,423)	$(577,613)

Class R3 Shares
Shares sold	160,160	$2,161,983	453,086	$6,616,713
Reinvestment of distributions	130,550	1,694,251	216,769	3,206,583
Shares reacquired	(254,771)	(3,459,693)	(495,755)	(7,195,953)
Increase	35,939	$396,541	174,100	$2,627,343

Class R4 Shares(a)
Shares sold	4,813	$67,814	695.89	$10,000
Reinvestment of distributions	61	789	3.47	47
Increase	4,874	$68,603	699.36	$10,047

Class R5 Shares(a)
Shares sold	5,381	$70,384	691.563	$10,000
Reinvestment of distributions	87	1,170	3.88	453
Increase	5,468	$71,554	695.447	$10,053

Class R6 Shares(a)
Shares sold	–	$–	691.563	$10,000
Reinvestment of distributions	60.697	799	3.88	453
Increase	60.697	$799	695.447	$10,053

		Six Months Ended
		May 31, 2016		Year Ended
Growth Opportunities Fund		(unaudited )		November 30, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,414,475	$25,437,620	2,232,400	$48,695,601
Converted from Class B*	83,554	1,478,769	107,884	2,326,941
Reinvestment of distributions	2,563,865	46,457,241	2,682,312	55,228,791
Shares reacquired	(2,256,773)	(40,486,070)	(3,602,773)	(77,603,195)
Increase	1,805,121	$32,887,560	1,419,823	$28,648,138

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		May 31, 2016		Year Ended
Growth Opportunities Fund		(unaudited )		November 30, 2015
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	13,988	$204,482	18,252	$321,496
Reinvestment of distributions	65,203	930,453	102,000	1,721,767
Shares reacquired	(52,347)	(720,824)	(162,990)	(2,894,908)
Converted to Class A*	(106,243)	(1,478,769)	(131,997)	(2,326,941)
Decrease	(79,399)	$(1,064,658)	(174,735)	$(3,178,586)

Class C Shares
Shares sold	372,765	$5,327,324	662,098	$11,677,876
Reinvestment of distributions	554,897	7,912,826	525,937	8,872,558
Shares reacquired	(622,982)	(8,788,645)	(795,929)	(14,041,729)
Increase	304,680	$4,451,505	392,106	$6,508,705

Class F Shares
Shares sold	202,937	$3,715,356	352,739	$7,856,043
Reinvestment of distributions	117,490	2,195,882	113,626	2,400,931
Shares reacquired	(235,258)	(4,273,174)	(316,095)	(6,968,309)
Increase	85,169	$1,638,064	150,270	$3,288,665

Class I Shares
Shares sold	293,857	$5,765,079	612,051	$14,652,268
Reinvestment of distributions	499,119	10,077,216	1,091,832	24,664,495
Shares reacquired	(255,438)	(5,039,306)	(5,217,871)	(126,918,414)
Increase (decrease)	537,538	$10,802,989	(3,513,988)	$(87,601,651)

Class P Shares
Shares sold	8,065	$140,269	54,360	$1,171,709
Reinvestment of distributions	25,037	445,650	30,106	611,458
Shares reacquired	(80,237)	(1,457,768)	(88,059)	(1,876,966)
Decrease	(47,135)	$(871,849)	(3,593)	$(93,799)

Class R2 Shares
Shares sold	23,106	$390,019	14,595	$301,318
Reinvestment of distributions	1,707	29,836	3,021	60,503
Shares reacquired	(9,788)	(175,701)	(18,258)	(393,537)
Increase (decrease)	15,025	$244,154	(642)	$(31,716)

Class R3 Shares
Shares sold	154,811	$2,684,098	393,812	$8,428,129
Reinvestment of distributions	190,592	3,383,012	204,007	4,137,264
Shares reacquired	(273,591)	(4,820,814)	(539,017)	(11,544,084)
Increase	71,812	$1,246,296	58,802	$1,021,309

Class R4 Shares(a)
Shares sold	1,107	$20,232	449	$10,000
Reinvestment of distributions	63	1,140	–	–
Increase	1,170	$21,372	449	$10,000

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		May 31, 2016		Year Ended
Growth Opportunities Fund		(unaudited )		November 30, 2015
Class R5 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	–	$–	408.50	$10,000
Reinvestment of distributions	51	1,037	–	–
Increase	51	$1,037	408.50	$10,000

Class R6 Shares(a)
Shares sold	3,889	$79,528	408.50	$10,000
Reinvestment of distributions	51	1,037	–	–
Shares reacquired	(1,948)	(37,641)	–	–
Increase	1,992	$42,924	408.50	$10,000

		Six Months Ended
		May 31, 2016		Year Ended
Small Cap Value Fund		(unaudited )		November 30, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,193,755	$24,487,044	2,283,854	$61,093,030
Converted from Class B*	21,731	440,913	29,578	787,345
Reinvestment of distributions	3,578,543	73,074,320	5,765,942	150,548,762
Shares reacquired	(3,710,325)	(80,936,283)	(13,044,825)	(347,890,148)
Increase (decrease)	1,083,704	$17,065,994	(4,965,451)	$(135,461,011)

Class B Shares
Shares sold	1,555	$21,568	3,795	$74,194
Reinvestment of distributions	32,038	441,804	45,917	893,548
Shares reacquired	(11,501)	(159,427)	(40,484)	(799,751)
Converted to Class A*	(32,229)	(440,913)	(39,796)	(787,345)
Decrease	(10,137)	$(136,968)	(30,568)	$(619,354)

Class C Shares
Shares sold	269,336	$3,744,594	296,089	$5,910,649
Reinvestment of distributions	472,958	6,531,548	444,216	8,653,319
Shares reacquired	(376,659)	(5,437,163)	(485,263)	(9,783,690)
Increase	365,635	$4,838,979	255,042	$4,780,278

Class F Shares
Shares sold	175,776	$3,602,806	306,877	$8,382,613
Reinvestment of distributions	149,314	3,053,474	186,176	4,861,060
Shares reacquired	(326,773)	(6,827,326)	(499,989)	(13,418,569)
Decrease	(1,683)	$(171,046)	(6,936)	$(174,896)

Class I Shares
Shares sold	1,321,788	$31,088,263	3,235,185	$95,987,080
Reinvestment of distributions	5,110,619	118,566,378	6,932,724	200,286,377
Shares reacquired	(4,792,264)	(115,272,888)	(13,152,272)	(393,578,320)
Increase (decrease)	1,640,143	$34,381,753	(2,984,363)	$(97,304,863)

Class P Shares
Shares sold	130,776	$2,653,609	326,546	$8,959,437
Reinvestment of distributions	558,367	11,010,998	927,870	23,605,012
Shares reacquired	(791,408)	(16,208,185)	(2,083,556)	(54,886,046)
Decrease	(102,265)	$(2,543,578)	(829,140)	$(22,321,597)

Notes to Financial Statements (unaudited)(concluded)

		Six Months Ended
		May 31, 2016		Year Ended
Small Cap Value Fund		(unaudited )		November 30, 2015
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	8,093	$154,174	14,128	$371,782
Reinvestment of distributions	499	9,807	666	16,905
Shares reacquired	(11,008)	(225,357)	(8,550)	(224,135)
Increase (decrease)	(2,416)	$(61,376)	6,244	$164,552

Class R3 Shares
Shares sold	48,949	$1,034,657	78,390	$2,045,999
Reinvestment of distributions	63,073	1,248,858	75,351	1,923,755
Shares reacquired	(23,665)	(497,619)	(162,705)	(4,332,581)
Increase (decrease)	88,357	$1,785,896	(8,964)	$(362,827)

Class R4 Shares(a)
Shares sold	6,130	$125,974	364.83	$10,000
Reinvestment of distributions	90	1,845	–	–
Shares reacquired	(5,553)	(114,411)	–	–
Increase	667	$13,408	364.83	$10,000

Class R5 Shares(a)
Shares sold	–	$–	329.27	$10,000
Reinvestment of distributions	72	1,665	–	–
Increase	72	$1,665	329.27	$10,000

Class R6 Shares(a)
Shares sold	1,093,324	$26,748,852	329.27	$10,000
Reinvestment of distributions	72.00	1,665	–	–
Shares reacquired	(765)	(18,185)	–	–
Increase	1,092,631	$26,732,332	329.27	$10,000
*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Shares commenced on June 30, 2015.

Approval of Advisory Contract

The Board of Directors of the Company, including all of the Directors who are not interested persons of the Company or of Lord Abbett (the “Independent Board Members”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Board Members also discussed the materials described above with their independent legal counsel in a private session at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the performance peer group, in each case as of various periods ended August 31, 2015. As to Calibrated Dividend Growth Fund, the Board observed that the Fund’s investment performance was approximately the same as the median of the performance peer group for the one-year period, below the median of the performance peer group for the three-year and five-year periods, and above the median of the performance peer group for the ten-year period. As to Growth

Approval of Advisory Contract (continued)

Opportunities Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year, three-year, five-year, and ten-year periods. As to Small Cap Value Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year and ten-year periods and below the median of the performance peer group for the three-year and five-year periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of one or more corresponding expense peer groups. It also considered the projected expense levels of each Fund and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of Calibrated Dividend Growth Fund and Small Cap Value Fund, the Board observed that the overall expense level was below the median of the expense peer group. As to Growth Opportunities Fund, the Board observed that the overall expense level was approximately the same as the median of the expense peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Approval of Advisory Contract (concluded)

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Research Fund, Inc. Lord Abbett Calibrated Dividend Growth Fund Lord Abbett Growth Opportunities Fund Small-Cap Value Series

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.		LARF-2 (07/16)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: July 28, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: July 28, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: July 28, 2016